Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Auditors remuneration [Line Items]
Audit fees	€ 32	€ 37
Audit-related fees	6	2
Total	38	39
Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	9	12
Audit-related fees	1
Total	€ 11	€ 12